Trade and other receivables -Summary of detailed information about trade and other receivables (Detail) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Schedule of Detailed Information About Trade and Other Receivables [Abstract]
Trade receivables	$ 9,261	$ 10,947
Sales tax receivable	243	407
Other receivables	983	1,076
Total	$ 10,487	$ 12,430